UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-8573

Name of Fund: BlackRock MuniHoldings California Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniHoldings California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
                       Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
California - 156.9%  $  1,000  ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's Hospital
                               Medical Center), 6% due 12/01/2029 (a)                                                     $   1,075
                     --------------------------------------------------------------------------------------------------------------
                        3,345  ABC California Unified School District, GO, Series A, 5.625% due 8/01/2020 (f)(j)              3,466
                     --------------------------------------------------------------------------------------------------------------
                        4,000  Acalanes, California, Unified High School District, GO, 5.80% due 8/01/2007 (f)(i)             4,118
                     --------------------------------------------------------------------------------------------------------------
                        7,360  Alhambra, California, Unified School District, GO (Election of 2004), Series A, 5%
                               due 8/01/2029 (c)                                                                              7,796
                     --------------------------------------------------------------------------------------------------------------
                        4,535  Bakersfield, California, COP, Refunding (Convention Center Expansion Project), 5.875%
                               due 4/01/2007 (b)(i)                                                                           4,636
                     --------------------------------------------------------------------------------------------------------------
                        3,885  Berkeley, California, GO, Series C, 5.375% due 9/01/2029 (c)                                   4,016
                     --------------------------------------------------------------------------------------------------------------
                        2,000  Berkeley, California, Unified School District, GO, Series I, 5.75% due 8/01/2008 (f)(i)        2,102
                     --------------------------------------------------------------------------------------------------------------
                        4,520  Berkeley, California, Unified School District, GO, Series I, 5.875% due 8/01/2008 (f)(i)       4,759
                     --------------------------------------------------------------------------------------------------------------
                        7,120  Burbank, California, Unified School District, Capital Appreciation, GO (Election of
                               1997), Series C, 4.84% due 7/01/2027 (c)(e)                                                    2,816
                     --------------------------------------------------------------------------------------------------------------
                        2,925  Cajon Valley, California, Union School District, GO, Series B, 5.50% due 8/01/2027 (b)         3,151
                     --------------------------------------------------------------------------------------------------------------
                        2,180  California Community College Financing Authority, Lease Revenue Bonds (Grossmont-
                               Palomar-Shasta), Series A, 5.625% due 4/01/2026 (b)                                            2,348
                     --------------------------------------------------------------------------------------------------------------
                        5,815  California Educational Facilities Authority, Revenue Refunding Bonds (Occidental
                               College), 5.625% due 10/01/2007 (b)(i)                                                         6,055
                     --------------------------------------------------------------------------------------------------------------
                        5,000  California Educational Facilities Authority, Revenue Refunding Bonds (Occidental
                               College), 5.70% due 10/01/2007 (b)(i)                                                          5,210
                     --------------------------------------------------------------------------------------------------------------
                        1,400  California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series N, 3.80% due 8/01/2021
                               (f)(h)                                                                                         1,400
                     --------------------------------------------------------------------------------------------------------------
                        6,000  California HFA, Home Mortgage Revenue Bonds, VRDN, Series F, 3.80% due 2/01/2033 (a)(h)        6,000
                     --------------------------------------------------------------------------------------------------------------
                          230  California HFA, S/F Mortgage Revenue Bonds, AMT, Series A-1, Class II, 6% due 8/01/2020
                               (b)                                                                                              235
                     --------------------------------------------------------------------------------------------------------------
                        1,160  California HFA, S/F Mortgage Revenue Bonds, AMT, Series C-2, Class II, 5.625% due
                               8/01/2020 (b)(d)                                                                               1,188
                    ---------------------------------------------------------------------------------------------------------------
                        9,250  California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                               Series A, 5.50% due 6/01/2022 (f)(j)                                                           9,706

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
GO        General Obligation Bonds
HFA       Housing Finance Agency
M/F       Multi-Family
RIB       Residual Interest Bonds
ROLS      Reset Option Long Securities
S/F       Single-Family
VRDN      Variable Rate Demand Notes

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
                       Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $    510  California Health Facilities Financing Authority, Revenue Refunding Bonds (Catholic
                               Healthcare West), Series A, 5.75% due 7/01/2015 (a)                                        $     516
                     --------------------------------------------------------------------------------------------------------------
                        1,840  California Health Facilities Financing Authority, Revenue Refunding Bonds (Catholic
                               Healthcare West), Series A, 6% due 7/01/2025 (b)                                               1,910
                     --------------------------------------------------------------------------------------------------------------
                        4,500  California Health Facilities Financing Authority, Revenue Refunding Bonds (Children's
                               Hospital), 5.375% due 7/01/2020 (b)                                                            4,595
                     --------------------------------------------------------------------------------------------------------------
                        1,900  California Infrastructure and Economic Development Bank Revenue Bonds (Los Angeles County
                               Department of Public Social Services), 5.75% due 9/01/2023 (a)                                 2,133
                     --------------------------------------------------------------------------------------------------------------
                        2,000  California State, GO, 5.50% due 6/01/2025 (c)                                                  2,117
                     --------------------------------------------------------------------------------------------------------------
                        7,500  California State, GO, 5.25% due 4/01/2027                                                      8,037
                     --------------------------------------------------------------------------------------------------------------
                          845  California State, GO, Refunding, 5.75% due 12/01/2009 (i)                                        911
                     --------------------------------------------------------------------------------------------------------------
                        6,000  California State, GO, Refunding, 5.25% due 2/01/2026 (b)                                       6,406
                     --------------------------------------------------------------------------------------------------------------
                          230  California State, GO, Refunding, 5.75% due 12/01/2029                                            245
                     --------------------------------------------------------------------------------------------------------------
                        7,000  California State, GO, Refunding, RIB, AMT, Series 777X, 6.70% due 12/01/2021 (b)(g)            7,240
                     --------------------------------------------------------------------------------------------------------------
                        4,130  California State, GO, Refunding, Veterans, AMT, Series B, 5.45% due 12/01/2017 (b)             4,134
                     --------------------------------------------------------------------------------------------------------------
                       20,000  California State Public Works Board, Lease Revenue Bonds (Various University of
                               California Projects), Series C, 5.125% due 9/01/2022 (a)                                      20,627
                     --------------------------------------------------------------------------------------------------------------
                        5,025  California State Public Works Board, Lease Revenue Refunding Bonds (California State
                               University), Series A, 5.50% due 10/01/2014 (b)                                                5,133
                     --------------------------------------------------------------------------------------------------------------
                        8,750  California State Public Works Board, Lease Revenue Refunding Bonds (Department of
                               Corrections), Series B, 5.625% due 11/01/2019 (b)                                              8,939
                     --------------------------------------------------------------------------------------------------------------
                        2,625  California State Public Works Board, Lease Revenue Refunding Bonds (Various Community
                               College Project), Series B, 5.625% due 3/01/2019 (a)                                           2,681
                     --------------------------------------------------------------------------------------------------------------
                       10,000  California State University, Systemwide Revenue Bonds, Series A, 5% due 11/01/2032 (c)        10,431
                     --------------------------------------------------------------------------------------------------------------
                        5,000  California State University, Systemwide Revenue Refunding Bonds, Series A, 5% due
                               11/01/2029 (f)                                                                                 5,254
                     --------------------------------------------------------------------------------------------------------------
                        7,050  California State, Various Purpose, GO, 5.50% due 11/01/2033                                    7,742
                     --------------------------------------------------------------------------------------------------------------
                        4,915  California Statewide Communities Development Authority, Health Facility Revenue Bonds
                               (Memorial Health Services), Series A, 6% due 10/01/2023                                        5,461
                     --------------------------------------------------------------------------------------------------------------
                        1,090  California Statewide Communities Development Authority Revenue Bonds (Los Angeles
                               Orthopedic Hospital Foundation), 5.50% due 6/01/2019 (a)                                       1,113
                     --------------------------------------------------------------------------------------------------------------
                        5,000  California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser
                               Hospital Asset Management, Inc.), Series C, 5.25% due 8/01/2031                                5,320
                     --------------------------------------------------------------------------------------------------------------
                        8,705  Castaic Lake, California, Water Agency Revenue Bonds, COP (Water System Improvement
                               Project), 5.50% due 8/01/2023 (a)                                                              9,194
                     --------------------------------------------------------------------------------------------------------------
                        9,905  Chaffey Community College District, California, GO (Election of 2002), Series B, 5% due
                               6/01/2030 (b)                                                                                 10,468
                     --------------------------------------------------------------------------------------------------------------
                        2,500  Colton, California, Joint Unified School District, GO, Series A, 5.375% due 8/01/2026 (c)      2,727
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
                       Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $  7,800  Contra Costa, California, Community College District, GO (Election of 2002), 5% due
                               8/01/2028 (b)                                                                              $   8,229
                     --------------------------------------------------------------------------------------------------------------
                        4,570  Contra Costa County, California, COP, Refunding (Capital Projects Program), 5.25% due
                               2/01/2021 (a)                                                                                  4,682
                     --------------------------------------------------------------------------------------------------------------
                        6,000  Contra Costa County, California, COP, Refunding, DRIVERS, Series 154, 6.689% due
                               11/01/2017 (b)(g)                                                                              6,438
                     --------------------------------------------------------------------------------------------------------------
                        2,000  Contra Costa County, California, COP, Refunding (Merrithew Memorial Hospital Project),
                               5.50% due 11/01/2022 (b)                                                                       2,075
                     --------------------------------------------------------------------------------------------------------------
                        5,910  Corona, California, Department of Water and Power, COP, 5% due 9/01/2029 (b)                   6,245
                     --------------------------------------------------------------------------------------------------------------
                        4,250  Coronado, California, Community Development Agency, Tax Allocation Bonds (Coronado
                               Community Development Project), 5% due 9/01/2030 (a)                                           4,465
                     --------------------------------------------------------------------------------------------------------------
                        2,395  Covina-Valley, California, Unified School District, GO, Refunding, Series A, 5.50% due
                               8/01/2026 (f)                                                                                  2,614
                     --------------------------------------------------------------------------------------------------------------
                        3,750  Culver City, California, Redevelopment Finance Authority, Revenue Refunding Bonds, Tax
                               Allocation, Series A, 5.60% due 11/01/2025 (f)                                                 4,022
                     --------------------------------------------------------------------------------------------------------------
                        1,870  Davis, California, Joint Unified School District, Community Facilities District, Special
                               Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021 (b)                                         1,900
                     --------------------------------------------------------------------------------------------------------------
                        5,205  East Side Union High School District, California, Santa Clara County, Capital
                               Appreciation, GO (Election of 2002), Series E, 5.03% due 8/01/2024 (e)(k)                      2,231
                     --------------------------------------------------------------------------------------------------------------
                       11,000  East Side Union High School District, California, Santa Clara County, Capital
                               Appreciation, GO (Election of 2002), Series E, 5.125% due 8/01/2028 (e)(k)                     3,766
                     --------------------------------------------------------------------------------------------------------------
                        1,000  Escondido, California, COP, Refunding, Series A, 5.75% due 9/01/2024 (c)                       1,081
                     --------------------------------------------------------------------------------------------------------------
                        7,600  Foothill-De Anza, California, Community College District, GO (Election of 1999),
                               Series B, 4.62% due 8/01/2027 (c)(e)                                                           2,994
                     --------------------------------------------------------------------------------------------------------------
                        5,000  Foothill-De Anza, California, Community College District, GO, Refunding, 5% due 8/01/2030
                               (c)                                                                                            5,202
                     --------------------------------------------------------------------------------------------------------------
                        4,455  Fresno, California, Airport Revenue Bonds, AMT, Series B, 5.50% due 7/01/2020 (f)              4,714
                     --------------------------------------------------------------------------------------------------------------
                        5,200  Fullerton, California, Joint Union High School District, GO (Election of 2002),
                               Series B, 5% due 8/01/2029 (c)                                                                 5,508
                     --------------------------------------------------------------------------------------------------------------
                        4,040  Garden Grove, California, COP (Financing Project), Series A, 5.50% due 3/01/2026 (a)           4,375
                     --------------------------------------------------------------------------------------------------------------
                        5,200  Glendale, California, Unified School District, GO, Series B, 5.125% due 9/01/2023 (f)          5,375
                     --------------------------------------------------------------------------------------------------------------
                        2,155  Hartnell, California, Community College District, GO (Election of 2002), Series B, 5%
                               due 6/01/2031 (f)                                                                              2,289
                     --------------------------------------------------------------------------------------------------------------
                        4,565  Hemet, California, Unified School District, GO, Series A, 5.375% due 8/01/2026 (b)             4,893
                     --------------------------------------------------------------------------------------------------------------
                        9,205  Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds
                               (Civic-Recreational-Industrial Redevelopment Project Number 1), 5.50% due 5/01/2020 (b)        9,445
                     --------------------------------------------------------------------------------------------------------------
                        1,700  Inglewood, California, Unified School District, GO, Series A, 5.60% due 10/01/2024 (c)         1,808
                     --------------------------------------------------------------------------------------------------------------
                        2,300  Irvine, California, Unified School District, Special Tax (Community Facilities District
                               Number 86-1), 5.375% due 11/01/2020 (a)                                                        2,421
                     --------------------------------------------------------------------------------------------------------------
                        4,665  Irvine, California, Unified School District, Special Tax Refunding Bonds (Community
                               Facilities District Number 86-1), 5.80% due 11/01/2020 (a)                                     4,862
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
                       Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $  2,500  La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series A, 5.25%
                               due 9/01/2024 (a)                                                                          $   2,707
                     --------------------------------------------------------------------------------------------------------------
                        3,585  La Quinta, California, Financing Authority, Local Agency Tax Allocation and Revenue
                               Refunding Bonds, ROLS, Series II-R-412X, 6.402% due 9/01/2034 (a)(g)                           4,013
                     --------------------------------------------------------------------------------------------------------------
                        1,210  Little Lake, California, City School District, GO, Series B, 5.25% due 7/01/2022 (f)           1,309
                     --------------------------------------------------------------------------------------------------------------
                        4,000  Long Beach, California, Bond Finance Authority, Lease Revenue Bonds (Rainbow Harbor
                               Refinancing Project), Series A, 5.25% due 5/01/2009 (a)(i)                                     4,216
                     --------------------------------------------------------------------------------------------------------------
                       10,000  Los Angeles, California, Community Redevelopment Agency, Community Redevelopment
                               Financing Authority Revenue Bonds (Bunker Hill Project), Series A, 5% due 12/01/2027 (f)      10,506
                     --------------------------------------------------------------------------------------------------------------
                        2,000  Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B, 5.375% due
                               11/01/2023                                                                                     2,022
                     --------------------------------------------------------------------------------------------------------------
                          230  Los Angeles, California, M/F Housing Revenue Refunding Bonds, Senior Series G, 5.65%
                               due 1/01/2014 (f)                                                                                231
                     --------------------------------------------------------------------------------------------------------------
                       10,000  Los Angeles, California, Unified School District, GO, Series E, 5% due 7/01/2030 (a)          10,573
                     --------------------------------------------------------------------------------------------------------------
                        5,000  Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A, 4.75%
                               due 6/01/2035 (b)                                                                              5,103
                     --------------------------------------------------------------------------------------------------------------
                        5,000  Los Angeles, California, Water and Power Revenue Bonds (Power System), Sub-Series A-1, 5%
                               due 7/01/2031 (f)                                                                              5,286
                     --------------------------------------------------------------------------------------------------------------
                        9,000  Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                               Refunding Bonds, Proposition A, First Tier Senior-Series A, 5% due 7/01/2035 (a)               9,489
                     --------------------------------------------------------------------------------------------------------------
                        3,750  Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue
                               Refunding Bonds, Proposition C, Second Tier Senior-Series A, 5.25% due 7/01/2010 (c)(i)        4,023
                     --------------------------------------------------------------------------------------------------------------
                        2,735  Los Gatos, California, Unified School District, GO (Election 2001), Series B, 5% due
                               8/01/2030 (f)                                                                                  2,862
                     --------------------------------------------------------------------------------------------------------------
                        1,890  Los Rios, California, Community College District, GO (Election of 2002), Series B, 5%
                               due 8/01/2027 (b)                                                                              1,993
                     --------------------------------------------------------------------------------------------------------------
                        2,000  Madera, California, Public Financing Authority, Water and Wastewater Revenue Refunding
                               Bonds, 5% due 3/01/2036 (b)                                                                    2,107
                     --------------------------------------------------------------------------------------------------------------
                        6,365  Merced, California, Community College District, GO (School Facilities District Number 1),
                               5% due 8/01/2031 (b)                                                                           6,766
                     --------------------------------------------------------------------------------------------------------------
                        5,000  Merced, California, Irrigation District, Electrical System Revenue Refunding Bonds, 5.25%
                               due 9/01/2036 (k)                                                                              5,376
                     --------------------------------------------------------------------------------------------------------------
                        3,550  Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series A,
                               5% due 7/01/2035 (f)                                                                           3,743
                     --------------------------------------------------------------------------------------------------------------
                        9,000  Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Series B-1,
                               5% due 10/01/2033 (c)                                                                          9,405
                     --------------------------------------------------------------------------------------------------------------
                        2,290  Modesto, California, Irrigation District, COP, Refunding and Capital Improvements,
                               Series A, 5% due 10/01/2027 (a)                                                                2,434
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
                       Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $  5,000  Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds, 5%
                               due 9/01/2029 (a)                                                                          $   5,246
                     --------------------------------------------------------------------------------------------------------------
                        2,000  Montebello, California, Community Redevelopment Agency, Housing Tax Allocation Bonds,
                               Series A, 5.45% due 9/01/2019 (f)                                                              2,070
                     --------------------------------------------------------------------------------------------------------------
                        4,150  Moorpark, California, Redevelopment Agency, Tax Allocation Bonds (Moorpark Redevelopment
                               Project), 5.125% due 10/01/2031 (a)                                                            4,380
                     --------------------------------------------------------------------------------------------------------------
                        2,315  Morgan Hill, California, Unified School District, GO, 5.75% due 8/01/2010 (c)(i)               2,527
                     --------------------------------------------------------------------------------------------------------------
                        2,000  Natomas, California, Unified School District, GO (Election of 2002), Refunding, Series B,
                               5% due 9/01/2028 (c)                                                                           2,111
                     --------------------------------------------------------------------------------------------------------------
                        3,275  Northern California Power Agency, Public Power Revenue Refunding Bonds (Hydroelectric
                               Project Number One), Series A, 5.125% due 7/01/2023 (b)                                        3,374
                     --------------------------------------------------------------------------------------------------------------
                        3,230  Novato, California, Unified School District, GO, 5% due 8/01/2027 (f)                          3,410
                     --------------------------------------------------------------------------------------------------------------
                        9,995  Oakland, California, Alameda County Unified School District, GO, Refunding, Series C,
                               5.50% due 8/01/2019 (c)                                                                       10,010
                     --------------------------------------------------------------------------------------------------------------
                        3,705  Oakland, California, Alameda County Unified School District, GO, Series F, 5.625% due
                               8/01/2020 (b)                                                                                  3,966
                     --------------------------------------------------------------------------------------------------------------
                        5,245  Oakland, California, Alameda County Unified School District, GO, Series F, 5.625% due
                               8/01/2021 (b)                                                                                  5,615
                     --------------------------------------------------------------------------------------------------------------
                        6,000  Oakland, California, Alameda County Unified School District, GO, Series F, 5.50% due
                               8/01/2024 (b)                                                                                  6,382
                     --------------------------------------------------------------------------------------------------------------
                        5,000  Ohlone, California, Community College District, GO, Series B, 5% due 8/01/2030 (f)             5,289
                     --------------------------------------------------------------------------------------------------------------
                       10,000  Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood Trunk Sewer
                               and Headworks Projects), Series A, 5.25% due 6/01/2034 (c)                                    10,697
                     --------------------------------------------------------------------------------------------------------------
                       10,000  Oxnard, California, Financing Authority, Water Revenue Bonds, 5% due 6/01/2031 (b)            10,597
                     --------------------------------------------------------------------------------------------------------------
                        6,475  Palm Desert, California, Financing Authority, Tax Allocation Revenue Bonds (Project Area
                               Number 2), 5% due 8/01/2033 (b)                                                                6,781
                     --------------------------------------------------------------------------------------------------------------
                        5,750  Palm Desert, California, Financing Authority, Tax Allocation Revenue Refunding Bonds
                               (Project Area Number 1), 5.45% due 4/01/2018 (b)                                               5,912
                     --------------------------------------------------------------------------------------------------------------
                        1,000  Palm Springs, California, COP, Refunding (Multiple Capital Facilities Project), 5.75%
                               due 4/01/2017 (a)                                                                              1,030
                     --------------------------------------------------------------------------------------------------------------
                        1,600  Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds (Convention
                               Center Project), Series A, 5.50% due 11/01/2035 (b)                                            1,768
                     --------------------------------------------------------------------------------------------------------------
                        7,745  Peralta, California, Community College District, GO, RIB, Series 1264-X, 6.04% due
                               8/01/2035 (f)(g)                                                                               8,569
                     --------------------------------------------------------------------------------------------------------------
                        4,000  Pittsburg, California, Public Financing Authority, Water Revenue Bonds, 5.50% due
                               6/01/2007 (b)(i)                                                                               4,134
                     --------------------------------------------------------------------------------------------------------------
                        9,100  Pleasanton, California, Unified School District, GO, Series E, 5.50% due 8/01/2008 (c)(i)      9,525
                     --------------------------------------------------------------------------------------------------------------
                        5,000  Port of Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40% due
                               11/01/2017 (b)                                                                                 5,189
                     --------------------------------------------------------------------------------------------------------------
                       12,675  Port of Oakland, California, RIB, AMT, Series 1192, 6.75% due 11/01/2027 (c)(g)               14,541
                     --------------------------------------------------------------------------------------------------------------
                        3,500  Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2014 (c)            3,729
                     --------------------------------------------------------------------------------------------------------------
                       17,120  Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75% due 11/01/2029 (c)           18,100
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
                       Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 10,090  RNR School Financing Authority, California, Special Tax Bonds (Community Facilities
                               District Number 92-1), Series A, 5% due 9/01/2036 (a)                                      $  10,597
                     --------------------------------------------------------------------------------------------------------------
                        5,085  Rancho Cordova, California, COP (City Hall Facility Acquisition Project), 5% due
                               2/01/2030 (k)                                                                                  5,339
                     --------------------------------------------------------------------------------------------------------------
                        8,580  Rancho Santiago, California, Community College District, GO (Election of 2002), Series C,
                               4.75% due 9/01/2023 (f)                                                                        8,995
                     --------------------------------------------------------------------------------------------------------------
                        2,205  Richmond, California, Joint Powers Financing Authority, Tax Allocation Revenue Bonds,
                               Series A, 5.50% due 9/01/2018 (b)                                                              2,364
                     --------------------------------------------------------------------------------------------------------------
                       10,735  Riverside, California, Unified School District, GO (Election of 2001), Series B, 5% due
                               8/01/2030 (b)                                                                                 11,412
                     --------------------------------------------------------------------------------------------------------------
                        8,775  Sacramento, California, City Financing Authority, Revenue Refunding Bonds, 5% due
                               12/01/2029 (c)                                                                                 9,284
                     --------------------------------------------------------------------------------------------------------------
                       10,825  Sacramento, California, Municipal Utility District, Electric Revenue Refunding Bonds,
                               Series L, 5.125% due 7/01/2022 (b)                                                            11,141
                     --------------------------------------------------------------------------------------------------------------
                        2,500  Sacramento, California, Municipal Utility District Financing Authority, Revenue Bonds
                               (Consumers Project), 5.125% due 7/01/2029 (b)                                                  2,696
                     --------------------------------------------------------------------------------------------------------------
                       17,130  Sacramento, California, Municipal Utility District Financing Authority, Revenue Bonds,
                               DRIVERS, Series 1237Z, 6.20% due 1/01/2014 (b)(g)                                             19,814
                     --------------------------------------------------------------------------------------------------------------
                        1,700  Sacramento County, California, Airport System Revenue Bonds, Series A, 5.25% due
                               7/01/2017 (f)                                                                                  1,829
                     --------------------------------------------------------------------------------------------------------------
                        9,000  Sacramento County, California, Sanitation District Financing Authority, Revenue Bonds,
                               Series A, 5% due 12/01/2035 (a)                                                                9,461
                     --------------------------------------------------------------------------------------------------------------
                        4,000  Sacramento County, California, Sanitation District Financing Authority, Revenue Refunding
                               Bonds, 5% due 8/01/2030 (b)                                                                    4,231
                     --------------------------------------------------------------------------------------------------------------
                        4,115  Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029 (f)               4,335
                     --------------------------------------------------------------------------------------------------------------
                        5,440  San Bernardino, California, Joint Powers Financing Authority, Lease Revenue Bonds
                               (Department of Transportation Lease), Series A, 5.50% due 12/01/2020 (b)                       5,555
                     --------------------------------------------------------------------------------------------------------------
                        1,480  San Bernardino County, California, COP, Refunding (Medical Center Financing Project),
                               5.50% due 8/01/2019 (b)                                                                        1,482
                     --------------------------------------------------------------------------------------------------------------
                       12,555  San Diego, California, Community College District, GO (Election of 2002), 5% due
                               5/01/2030 (f)                                                                                 13,263
                     --------------------------------------------------------------------------------------------------------------
                        5,055  San Diego, California, Public Facilities Financing Authority, Sewer Revenue Bonds,
                               Series A, 5.25% due 5/15/2027 (c)                                                              5,149
                     --------------------------------------------------------------------------------------------------------------
                        6,480  San Diego, California, Unified School District, GO (Election of 1998), Series F, 5%
                               due 7/01/2028 (f)                                                                              6,833
                     --------------------------------------------------------------------------------------------------------------
                        1,500  San Diego County, California, COP (Edgemoor Project and Regional System), Refunding, 5%
                               due 2/01/2029 (a)                                                                              1,574
                     --------------------------------------------------------------------------------------------------------------
                        4,000  San Diego County, California, Water Authority, Water Revenue Bonds, COP, Series A, 5%
                               due 5/01/2031 (f)                                                                              4,205
                     --------------------------------------------------------------------------------------------------------------
                        5,000  San Diego County, California, Water Authority, Water Revenue Refunding Bonds, COP, RIBS,
                               Series 1294-X, 6.04% due 5/01/2032 (b)(g)                                                      5,437
                     --------------------------------------------------------------------------------------------------------------
                        6,795  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Bonds,
                               5.50% due 7/01/2009 (c)(i)                                                                     7,225
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
                       Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $ 13,100  San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue Refunding
                               Bonds, Series A, 5% due 7/01/2030 (b)                                                      $  13,850
                     --------------------------------------------------------------------------------------------------------------
                        6,430  San Francisco, California, City and County Airport Commission, International Airport
                               Revenue Bonds, AMT, Second Series, Issue 24A, 5.50% due 5/01/2024 (f)                          6,809
                     --------------------------------------------------------------------------------------------------------------
                        6,750  San Francisco, California, City and County Public Utilities Commission, Water Revenue
                               Refunding Bonds, RIB, Series 1259-X, 6.04% due 11/01/2032 (b)(g)                               7,458
                     --------------------------------------------------------------------------------------------------------------
                        8,900  San Francisco, California, State Building Authority, Lease Revenue Bonds (San Francisco
                               Civic Center Complex), Series A, 5.25% due 12/01/2006 (a)(i)                                   9,104
                     --------------------------------------------------------------------------------------------------------------
                        7,400  San Jose, California, Financing Authority, Lease Revenue Refunding Bonds, DRIVERS, Series
                               1280Z, 5.95% due 12/01/2010 (a)(g)                                                             7,940
                     --------------------------------------------------------------------------------------------------------------
                       10,410  San Jose-Evergreen, California, Community College District, Capital Appreciation, GO
                               (Election of 2004), Refunding, Series A, 5.17% due 9/01/2024 (b)(e)                            4,379
                     --------------------------------------------------------------------------------------------------------------
                        7,250  San Jose-Evergreen, California, Community College District, Capital Appreciation, GO
                               (Election of 2004), Refunding, Series A, 5.34% due 9/01/2029 (b)(e)                            2,272
                     --------------------------------------------------------------------------------------------------------------
                        3,955  San Juan, California, Unified School District, GO, 5.625% due 8/01/2018 (c)                    4,268
                     --------------------------------------------------------------------------------------------------------------
                        3,830  San Juan, California, Unified School District, GO, 5.625% due 8/01/2019 (c)                    4,133
                     --------------------------------------------------------------------------------------------------------------
                        4,250  San Juan, California, Unified School District, GO (Election of 2002), 5% due 8/01/2028
                               (b)                                                                                            4,458
                     --------------------------------------------------------------------------------------------------------------
                        5,650  San Mateo County, California, Transit District, Sales Tax Revenue Refunding Bonds,
                               Series A, 5% due 6/01/2029 (b)                                                                 5,980
                     --------------------------------------------------------------------------------------------------------------
                        7,345  Sanger, California, Unified School District, GO (Election of 2006), 5% due 8/01/2027 (f)       7,917
                     --------------------------------------------------------------------------------------------------------------
                       14,000  Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore North
                               Project), Series A, 5.50% due 6/01/2023 (a)                                                   14,773
                     --------------------------------------------------------------------------------------------------------------
                        6,050  Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due
                               7/01/2028 (b)                                                                                  6,343
                     --------------------------------------------------------------------------------------------------------------
                        9,750  Santa Clara County, California, Financing Authority, Lease Revenue Refunding Bonds,
                               Series A, 5% due 11/15/2022 (a)                                                               10,067
                     --------------------------------------------------------------------------------------------------------------
                        9,000  Santa Fe Springs, California, Community Development, Commission Tax Allocation Refunding
                               Bonds (Consolidated Redevelopment Project), Series A, 5% due 9/01/2022 (b)                     9,258
                     --------------------------------------------------------------------------------------------------------------
                        5,110  Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds (Earthquake Recovery
                               Redevelopment Project), 6% due 7/01/2009 (a)(i)                                                5,499
                     --------------------------------------------------------------------------------------------------------------
                        2,855  Santa Rosa, California, High School District, GO (Election of 2002), 5% due 8/01/2028 (b)      2,995
                     --------------------------------------------------------------------------------------------------------------
                       10,910  Southern California Public Power Authority, Power Project Revenue Bonds (Magnolia Power
                               Project), Series A-1, 5% due 7/01/2033 (a)                                                    11,359
                     --------------------------------------------------------------------------------------------------------------
                        1,570  Southwestern Community College District, California, GO, Refunding, 5.25% due 8/01/2017
                               (b)                                                                                            1,766
                     --------------------------------------------------------------------------------------------------------------
                        3,200  Stockton, California, Public Financing Authority, Water Revenue Bonds (Water System
                               Capital Improvement Projects), Series A, 5% due 10/01/2031 (b)                                 3,388
                     --------------------------------------------------------------------------------------------------------------
                        1,500  Stockton, California, Redevelopment Agency, Revenue Bonds (Stockton Events Center - Arena
                               Project), 5% due 9/01/2028 (c)                                                                 1,571
                     --------------------------------------------------------------------------------------------------------------

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

                         Face
                       Amount  Municipal Bonds                                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $  4,400  Tamalpais, California, Union High School District, GO (Election of 2006), 5% due
                               8/01/2028 (b)                                                                              $   4,692
                     --------------------------------------------------------------------------------------------------------------
                       13,025  Tracy, California, Area Public Facilities Financing Agency, Special Tax Refunding Bonds
                               (Community Facilities District Number 87-1), Series H, 5.875% due 10/01/2019 (b)              13,386
                     --------------------------------------------------------------------------------------------------------------
                        6,655  Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A, 5% due
                               9/15/2033 (c)                                                                                  6,953
                     --------------------------------------------------------------------------------------------------------------
                        7,475  University of California, COP, Series A, 5.25% due 11/01/2007 (a)(i)                           7,694
                     --------------------------------------------------------------------------------------------------------------
                       10,500  University of California, General Revenue Refunding Bonds, Series A, 5% due 5/15/2027 (a)     11,012
                     --------------------------------------------------------------------------------------------------------------
                        8,700  University of California Revenue Bonds, ROLS, Series II-R-524, 6.158% due 5/15/2033
                               (f)(g)                                                                                         9,553
                     --------------------------------------------------------------------------------------------------------------
                        1,410  University of California Revenue Bonds, Series K, 5.25% due 9/01/2024 (c)                      1,462
                     --------------------------------------------------------------------------------------------------------------
                       16,000  University of California Revenue Refunding Bonds (Multiple Purpose Projects), Series E,
                               5.125% due 9/01/2020 (b)                                                                      16,363
                     --------------------------------------------------------------------------------------------------------------
                       10,000  Vista, California, Unified School District, GO, Series A, 5.25% due 8/01/2025 (f)             10,655
                     --------------------------------------------------------------------------------------------------------------
                        2,550  Vista, California, Unified School District, GO, Series B, 5% due 8/01/2028 (c)                 2,675
                     --------------------------------------------------------------------------------------------------------------
                        6,075  Washington, California, Unified School District (Yolo County), Capital Appreciation, GO
                               (Election of 2004), Series A, 4.98% due 8/01/2029 (c)(e)                                       2,169
                     --------------------------------------------------------------------------------------------------------------
                        5,825  West Contra Costa, California, Unified School District, Capital Appreciation, GO
                               (Election of 2002), Series C, 5.78% due 8/01/2029 (c)(e)                                       2,080
                     --------------------------------------------------------------------------------------------------------------
                        6,690  West Contra Costa, California, Unified School District, GO (Election of 2002), Series B,
                               5% due 8/01/2032 (f)                                                                           6,953
                     --------------------------------------------------------------------------------------------------------------
                        2,595  West Contra Costa, California, Unified School District, GO (Election of 2005), Series A,
                               5% due 8/01/2026 (f)                                                                           2,757
                     --------------------------------------------------------------------------------------------------------------
                        5,000  Woodland, California, Financing Authority, Lease Revenue Bonds (Capital Projects), 5%
                               due 3/01/2026 (f)                                                                              5,285
                     --------------------------------------------------------------------------------------------------------------
                        3,145  Yorba Linda, California, Redevelopment Agency, Redevelopment Project Tax Allocation
                               Revenue Bonds (Subordinate Lien), Series B, 5% due 9/01/2032 (a)                               3,298
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 4.2%     15,000  Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                               Appreciation Revenue Bonds, Series A, 4.60% due 7/01/2030 (c)(e)                               5,255
                     --------------------------------------------------------------------------------------------------------------
                       11,215  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.30% due 7/01/2020
                               (f)                                                                                           11,919
                     --------------------------------------------------------------------------------------------------------------
                        7,880  Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                               7/01/2029                                                                                      8,295
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Municipal Bonds (Cost - $944,484) - 161.1%                                             984,425
-----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        7,669  CMA California Municipal Money Fund, 3.10% (l)(m)                                              7,669
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Short-Term Securities (Cost - $7,669) - 1.3%                                             7,669
-----------------------------------------------------------------------------------------------------------------------------------
                               Total Investments (Cost - $952,153*) - 162.4%                                                992,094

                               Other Assets Less Liabilities - 1.5%                                                           9,189

                               Preferred Stock, at Redemption Value - (63.9%)                                              (390,233)
                                                                                                                          ---------
                               Net Assets Applicable to Common Stock - 100.0%                                             $ 611,050
                                                                                                                          =========

BlackRock MuniHoldings California Insured Fund, Inc.
Schedule of Investments as of September 30, 2006                  (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 952,162
                                                                      =========
      Gross unrealized appreciation                                   $  39,985
      Gross unrealized depreciation                                         (53)
                                                                      ---------
      Net unrealized appreciation                                     $  39,932
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(f)   FSA Insured.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(i)   Prerefunded.
(j)   Escrowed to maturity.
(k)   XL Capital Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net             Dividend
      Affiliate                                      Activity            Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund              5,222              $72
      --------------------------------------------------------------------------

(m)   Represents the current yield as of September 30, 2006.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: November 17, 2006